Fair Value Measurements (Details Narrative b) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended
	May. 12, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Fair value adjustment of warrants			$ (314,900)		$ (251,500)
Platinum Warrants [Member]
Fair value adjustment of warrants	$ 1,894,700
Fair value of warrants	$ 4,903,200